Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements inputs - $ / shares	1 Months Ended	4 Months Ended
	Nov. 24, 2020	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements inputs [Abstract]
Exercise price	$ 11.5	$ 11.5
Stock price	$ 9.38	$ 9.65
Term (yrs)	5 years 6 months	5 years 6 months
Volatility	25.00%	25.00%
Risk-free rate	0.50%	0.50%